Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 10 – ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2025 and 2024, accrued liabilities and other payables consisted of the following:

	December 31,	December 31,
	2025	2024
Accrued FINRA fine(1)	-	83,700
Accrued interest(2)	78,791	6,472,292
Accrued taxes	-	24,525
Others	5,608	21,425
	$84,399	$6,601,942

Notes:

(1)	See Note 15.

(2)	Accrued interest payable was primarily attributable to convertible promissory notes, amounted to $78,791 and $6,472,292 as of December 31, 2025 and 2024, respectively. See Note 11.